Jordan K. Thomsen
                                                                         Counsel
                                                                  (212) 314-5431
                                                             Fax: (212) 314-3953


                                                                   July 31, 2009


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

              Re:      AXA Equitable Life Insurance Company
                       New Registration Statement on Form N-4
                       File No. 811-07659
                       CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing herewith a new Registration Statement on Form N-4 under the Securities Act of 1933 ("1933 Act") and Amendment No. 230 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Separate Account No. 49 ("Separate Account") of AXA Equitable.

The Registration Statement relates to a new variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. It will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of the Annuity 1.O Series are AXA Distributors LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The registration statement includes a single prospectus covering a new variable annuity contract to be issued by AXA Equitable. The single prospectus covers the four share classes offered under the contract: Annuity 1.0, Annuity 1.0 Plus, Annuity 1.0 Select and Annuity 1.0 Elite. The contract offers a new
Guaranteed income benefit and several Guaranteed minimum death benefits.

We anticipate using the prospectus and statement of additional information contained in this filing on November 16, 2009. That is the same date on which we are seeking effectiveness of this new registration statement. In order to do so, we would like to begin printing our prospectus no later than October 30, 2009. To that end, we would greatly appreciate the Staff's efforts in providing us with comments by September 14, 2009, or as soon as possible thereafter. We will then file a pre-effective amendment that will address any Staff comments, add financial information, and provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.



                                                          Very truly yours,

                                                          /s/ Jordan K. Thomsen
                                                          ---------------------
                                                          Jordan K. Thomsen

cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.